CAPITAL MANAGEMENT INVESTMENT TRUST
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                 (252) 972-9922

                                  April 4, 2006


VIA EDGAR
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Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE: Capital Management Investment Trust ("Trust") (File Nos. 33-85242 and 811-08822); on behalf of the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund ("Funds"), each a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A, which was filed electronically on March 30, 2006.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 215, or Thomas W. Steed at (252) 972-9922, extension 216.

Sincerely,
Capital Management Investment Trust

/s/ Julian G. Winters

Julian G. Winters
Secretary and Assistant Treasurer



CC:  F. Scott Thomas, Esq.
     Parker, Poe, Adams and Bernstein L.L.P.
     Three Wachovia Center
     401 South Tryon Street, Suite 3000
     Charlotte, NC 28202

     Thomas W. Steed, III
     Executive Vice President and General Counsel
     The Nottingham Company
     Post Office Box 69
     Rocky Mount, NC 27802